Cash and balances with central bank (Tables)	12 Months Ended
Dec. 31, 2021
Cash and balances with central bank [abstract]
Summary of cash and balances with central bank	Cash and balances with central banks in EUR million 2021 2020 Amounts held at central banks 1 104,870 109,237 Cash and bank balances 1,650 1,851 106,520 111,087